General	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	B.O.S. Better Online Solutions Ltd. (“BOS” or the “Company”) is an Israeli corporation.

The Company’s shares are listed on NASDAQ under the ticker BOSC.

b.	The Company has three operating segments: the Intelligent Robotics segment, the RFID Division segment, and the Supply Chain Solutions segment (see Note 19).

The Company’s wholly owned subsidiaries include:

1.	BOS-Dimex Ltd., (“BOS-Dimex”), is an Israeli company that provides comprehensive turn-key solutions for Automatic Identification and Data Collection (AIDC), combining a mobile infrastructure with software application of manufacturers that we represent. In addition, BOS-Dimex offers on-site inventory count services in the fields of apparel, food, convenience and pharma, asset tagging and counting services for corporate and governmental entities. BOS-Dimex comprises the RFID segment

2.	BOS-Odem Ltd. (“BOS-Odem”), an Israeli company that is a distributor of electro-mechanical components, mainly to customers in the aerospace, defense and other industries and a supply chain service provider for aviation customers that seek a comprehensive solution to their components-supply needs. BOS-Odem is part of the Supply Chain Solutions segment; and

3.	Ruby-Tech Inc., a New York corporation, is a wholly-owned subsidiary of BOS-Odem and a part of the Supply Chain Solutions segment.

c.	On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a global pandemic. The outbreak has reached all of the regions in which we do business, and governmental authorities around the world have implemented numerous measures attempting to contain and mitigate the effects of the virus, including travel bans and restrictions, border closings, quarantines, shutdowns, limitations or closures of non-essential businesses, and social distancing requirements.

The global spread of COVID-19 and actions taken in response have caused and may continue to cause disruptions and/or delays in our supply chain and shipments, and caused significant economic and business disruption to our customers and vendors.

The extent of the impact of COVID-19 on our business and results of operations will depend on future developments, which are highly uncertain, including the duration and severity of the outbreak, the effects of subsequent waves of COVID-19, the ability to maintain our supply chain and restrictions on our business and personnel that may be imposed by governmental rules and regulations implemented to contain or treat COVID-19.

Management is monitoring and assessing the impact of the COVID-19 pandemic daily, including recommendations and orders issued by government and public health authorities.